Investment Objectives and Goals	May 31, 2024
ARBITRAGE FUND | ARBITRAGE FUND
Prospectus [Line Items]
Risk/Return [Heading]	ARBITRAGE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to achieve capital growth by engaging in merger arbitrage.
WATER ISLAND EVENT-DRIVEN FUND | WATER ISLAND EVENT-DRIVEN FUND
Prospectus [Line Items]
Risk/Return [Heading]	WATER ISLAND EVENT-DRIVEN FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to achieve capital growth.
WATER ISLAND CREDIT OPPORTUNITIES FUND | WATER ISLAND CREDIT OPPORTUNITIES FUND
Prospectus [Line Items]
Risk/Return [Heading]	WATER ISLAND CREDIT OPPORTUNITIES FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and capital growth.